Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2021 AED (د.إ)
Schedule of Cash and Cash Equivalents [Abstract]
Cash in hand	$ 3,014	د.إ 11,066	$ 3,010	د.إ 11,052			د.إ 11,016
Cash at bank	37,974	139,442	10,018	36,785			57,356
Total cash and cash equivalents	$ 4,239,027	د.إ 15,565,708	$ 13,028	د.إ 47,837	د.إ 181,087	$ 18,620	د.إ 68,372	د.إ 20,834	د.إ 2,045,680